GOODWILL AND OTHER INTANGIBLE ASSETS (Finite-Lived Assets and Future Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill arising from acquisitions	$ 6	$ 1,159
Intangible assets acquired from an acquisition		785
Finite-Lived Intangible Assets, Translation Adjustments	1	0
Finite-Lived Intangible Assets, Period Increase (Decrease)	23	43
Amortization of Intangible Assets	204	131	$ 43
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	5	$ 7
Amortization Expense, Maturity Schedule [Abstract]
2019	203
2020	196
2021	128
2022	52
2023	44
Thereafter	$ 21